Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Deposits from customers [abstract]
Summary of Details of Deposits
Details of deposits as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Demand deposits
Demand deposits in Korean won	￦	151,836,599	￦	156,242,487
Demand deposits in foreign currencies		11,517,076		13,667,783

		163,353,675		169,910,270

Time deposits
Time deposits in Korean won		201,194,217		221,342,787
Fair value adjustments of fair value hedged time deposits in Korean won		(15)		6,258

		201,194,202		221,349,045

Time deposits in foreign currencies		24,602,818		28,299,460
Fair value adjustments of fair value hedged time deposits in foreign currencies		(6,667)		(7,593)

		24,596,151		28,291,867

		225,790,353		249,640,912

Certificates of deposits		12,145,510		9,805,371

Investment contract liabilities		5,222,896		6,331,344

	￦	406,512,434	￦	435,687,897